                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                    FOR THE PERIOD ENDED DECEMBER 31, 1999

TABLE OF CONTENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 1999

                                                                          Page
                                                                          ----
Shareholder Letter                                                           2

Portfolio of Investments                                                     3

Statements of Assets and Liabilities                                        14

Statements of Operations                                                    16

Statements of Changes in Net Assets                                         18

Statements of Changes in Net Assets-Capital Stock Activity                  20

Financial Highlights                                                        22

Notes to Financial Statements                                               33

Independent Auditors' Opinion                                               38

   SHAREHOLDER LETTER

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 1999


   Dear Shareholders:

   Despite a rising interest rate environment since the October 6, 1999 launch of the First Defined Portfolio Fund, LLC U.S. stock market indexes staged an impressive rally through the period ended December 31, 1999. Over this period the S&P 500 returned 11.15%, the Dow Jones Industrial Average returned 8.96% and the Nasdaq Composite returned an incredible 42.51%. Technology shares led the market higher as the U.S. economy remained strong and investors' fears of Y2K-related disruptions subsided. Trading activity during the quarter was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks. Overall, the disparity in returns between growth and value segments of the market was substantial with the S&P/Barra Growth index outperforming its Value counterpart by nearly 8% over this span.

   The outlook for U.S. stocks remains bullish on balance as we enter 2000 due in large part to the booming U.S. economy. While negative factors such as further Federal Reserves interest rate hikes, lofty valuation levels and poor market breadth may result in a correction sometime during the next year, expected strength in U.S. corporate earnings should ultimately result in higher stock prices over time in our opinion.

   The approach to investing on behalf of the First Defined Portfolio Fund, LLC remains consistent as we strive to invest in concentrated portfolios using a disciplined approach. Within each of the sector-oriented portfolios our objective is to continue to search for those companies which we feel have the ability to continue creating shareholder value into the future. Likewise, portfolios derived from indexes will continue to employ quantitative strategies that based upon historical evidence and common sense allow investors the opportunity to obtain risk-adjusted returns greater than that of the index itself.


             /s/ James A. Bowen
             James A. Bowen
             President of the First Defined
             Portfolio Fund, LLC

THE DOW(SM) TARGET 5 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


 SHARES                                                                VALUE
 ------                                                                -----
 COMMON STOCKS - 102.1%

               MATERIALS - 26.2%
           319 duPont (EI) deNemours                                   $ 21,014
                                                                       --------

               RETAILING- 24.4%
           643 Sears, Roebuck & Company                                  19,571
                                                                       --------

               CAPITAL GOODS - 20.8%
           354 Caterpillar, Inc.                                         16,660
                                                                       --------

               FOOD BEVERAGE & TOBACCO - 16.2%
           561 Philip Morris Companies, Inc.                             13,008
                                                                       --------

               AUTOMOBILE & COMPONENTS - 14.5%
           414 Goodyear Tire & Rubber Company                            11,670
                                                                       --------

               TOTAL COMMON STOCKS                                       81,923
               (Cost $101,986)                                         --------

               TOTAL INVESTMENTS - 102.1%                                81,923
               (Cost $101,986)
               NET OTHER ASSETS AND LIABILITIES - (2.1)%                 (1,724)
                                                                       --------
               NET ASSETS- 100.0%                                      $ 80,199
                                                                       ========

--------------------------------------------------------------------------------




                       See Notes to Financial Statements.

THE DOW(SM) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


SHARES                                                                   VALUE
------                                                                   -----
COMMON STOCKS - 92.9%
              CAPITAL GOODS - 27.3%
          231 Boeing Company                                            $  9,601
          180 Caterpillar, Inc.                                            8,471
          164 Honeywell International, Inc.                                9,461
                                                                        --------
                                                                          27,533
                                                                        --------
              AUTOMOBILE & COMPONENTS - 11.3%
          157 General Motors Corp.                                        11,412
                                                                        --------

              BANKS - 10.8%
           86 Morgan (J P) & Company                                      10,890
                                                                        --------

              PHARMACEUTICALS & BIOTECHNOLOGY - 10.1%
          152 Merck & Company, Inc.                                       10,193
                                                                        --------

              RETAILING - 9.5%
          314 Sears, Roebuck & Company                                     9,557
                                                                        --------

              TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
           81 International Business Machines Corp.                        8,748
                                                                        --------

              CONSUMER DURABLES & APPAREL -8.6%
          131 Eastman Kodak Company                                        8,679
                                                                        --------

              FOOD BEVERAGE & TOBACCO - 6.6%
          288 Philip Morris Companies, Inc.                                6,678
                                                                        --------

              TOTAL COMMON STOCKS                                         93,690
              (Cost $101,958)                                           --------

              TOTAL INVESTMENTS - 92.9%                                   93,690
              (Cost $101,958)
              NET OTHER ASSETS AND LIABILITIES - 7.1%                      7,173
                                                                        --------
              NET ASSETS- 100.0%                                        $100,863
                                                                        ========

-------------------------------------------------------------------------------

             * Non-income producing securities.





                       See Notes to Financial Statements.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


 SHARES                                                                   VALUE
 ------                                                                   -----
 COMMON STOCKS - 96.4%
               HONG KONG - 32.2%
        18,000 Amoy Properties Ltd.                                     $ 15,167
        12,000 Great Eagle Holdings Ltd.                                  21,303
         2,000 Hang Lung Development Company                               2,264
        25,000 Henderson Investment Ltd.                                  26,050
        13,000 Hysan Development Company Ltd.                             16,473
                                                                        --------
                                                                          81,257
                                                                        --------

               UNITED KINGDOM - 36.4%
         4,744 Allied Domecq Plc*                                         23,315
         2,777 Blue Circle Industries Plc*                                15,891
         3,017 British Airways Plc*                                       19,640
         3,185 Marks & Spencer Plc                                        15,177
         2,742 Tate & Lyle Plc                                            17,982
                                                                        --------
                                                                          92,005
                                                                        --------

               UNITED STATES - 27.8%
           303 Caterpillar, Inc.                                          14,260
           273 duPont (EI) deNemours                                      17,984
           354 Goodyear Tire & Rubber Company                              9,978
           480 Philip Morris Companies, Inc.                              11,130
           551 Sears, Roebuck & Company                                   16,771
                                                                        --------
                                                                          70,123
                                                                        --------
               TOTAL COMMON STOCKS                                       243,385
               (Cost $251,779)                                          --------


               TOTAL INVESTMENTS - 96.4%                                 243,385
               (Cost $251,779)
               NET OTHER ASSETS AND LIABILITIES - 3.6%                     9,107
                                                                        --------
               NET ASSETS- 100.0%                                       $252,492
                                                                        ========

--------------------------------------------------------------------------------
             * Non-income producing securities.


 Industry diversification as a percentage of net assets.

               Real Estate                                                32.2%
               Food Beverage & Tobacco                                    20.8%
               Retail                                                     12.7%
               Capital Goods                                              11.9%
               Transportation                                              7.8%
               Materials                                                   7.1%
               Automobile & Components                                     3.9%
               Net Other Assets and Liabilities                            3.6%
                                                                       --------
                                                                         100.0%
                                                                       ========



                       See Notes to Financial Statements.

S&P TARGET 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


 SHARES                                                                 VALUE
 ------                                                                 -----
 COMMON STOCKS - 67.6%

               TECHNOLOGY HARDWARE & EQUIPMENT - 22.5%
           188 Motorola, Inc.                                           $ 27,683
           333 Nortel Networks Corp.                                      33,633
                                                                        --------
                                                                          61,316
                                                                        --------
               RETAILING - 19.3%
           288 Best Buy Company, Inc.*                                    14,454
           410 Circuit City Stores, Inc.                                  18,475
           452 The Limited, Inc.                                          19,577
                                                                        --------
                                                                          52,506
                                                                        --------
               MATERIALS - 8.3%
           274 Alcoa, Inc.                                                22,742
                                                                        --------

               HEALTH CARE EQUIPMENT & SERVICES- 7.4%
           378 United HealthCare Corp.                                    20,081
                                                                        --------

               DIVERSIFIED FINANCIALS - 5.8%
           126 Citigroup, Inc.                                             7,001
            61 Morgan Stanley Dean Witter & Company                        8,708
                                                                        --------
                                                                          15,709
                                                                        --------
               SOFTWARE & SERVICES - 4.3%
           368 Unisys Corp.                                               11,753
                                                                        --------

               TOTAL COMMON STOCKS                                       184,107
               (Cost $151,267)                                          --------


               TOTAL INVESTMENTS - 67.6%                                 184,107
               (Cost $151,267)
               NET OTHER ASSETS AND LIABILITIES - 32.4%                   88,406
                                                                        --------
               NET ASSETS- 100.0%                                       $272,513
                                                                        ========

--------------------------------------------------------------------------------
             * Non-income producing securities.






                       See Notes to Financial Statements.

NASDAQ TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


 SHARES                                                                VALUE
 ------                                                                -----
 COMMON STOCKS - 82.5%

      TECHNOLOGY HARDWARE & EQUIPMENT - 47.1%
  150 Altera Corp.*                                                     $  7,434
  103 Apple Computer, Inc.*                                               10,590
  152 Atmel Corp.*                                                         4,494
   53 Comverse Technology, Inc.*                                           7,672
  682 Intel Corp.                                                         56,137
   39 Microchip Technology, Inc.*                                          2,669
1,137 Sun Microsystems, Inc.*                                             88,047
  115 Vitesse Semiconductor Corp.*                                         6,030
  218 Xilinx, Inc.*                                                        9,912
                                                                        --------
                                                                         192,985
                                                                        --------
      SOFTWARE & SERVICES - 32.0%
   92 Adobe Systems, Inc.                                                  6,187
   55 CNET, Inc.*                                                          3,121
1,089 Oracle Corp.*                                                      122,036
                                                                        --------
                                                                         131,344
                                                                        --------
      PHARMACEUTICALS & BIOTECHNOLOGY - 2.3%
  114 Biogen, Inc.*                                                        9,633
                                                                        --------

      HEALTH CARE EQUIPMENT & SERVICES - 0.6%
   48 VISX, Inc.*                                                          2,484
                                                                        --------

      CAPITAL GOODS - 0.5%
   44 Fastenal Company                                                     1,977
                                                                        --------

      TOTAL COMMON STOCKS                                                338,423
      (Cost $257,256)                                                   --------


      TOTAL INVESTMENTS - 82.5%                                          338,423
      (Cost $257,256)
      NET OTHER ASSETS AND LIABILITIES - 17.5%                            71,673
                                                                        --------
      NET ASSETS- 100.0%                                                $410,096
                                                                        ========

--------------------------------------------------------------------------------
             * Non-income producing securities.





                      See Notes to Financial Statements.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

    SHARES                                                                VALUE
    ------                                                                -----
 COMMON STOCKS - 94.0%

               TECHNOLOGY HARDWARE & EQUIPMENT - 24.0%
           163 Intel Corp.                                              $ 13,417
           150 KLA-Tencor Corp.*                                          16,706
                                                                        --------
                                                                          30,123
                                                                        --------
               AUTOMOBILE & COMPONENTS - 22.9%
           172 Ford Motor Company                                          9,191
           229 General Motors Corp.                                       19,465
                                                                        --------
                                                                          28,656
                                                                        --------
               SOFTWARE & SERVICES - 20.7%
           176 America Online, Inc.*                                      13,277
           108 Microsoft Corp.*                                           12,609
                                                                        --------
                                                                          25,886
                                                                        --------
               PHARMACEUTICALS & BIOTECHNOLOGY - 7.2%
           136 Lilly (Eli) & Company                                       9,044
                                                                        --------

               TELECOMMUNICATIONS SERVICES - 7.0%
           174 AT&T Corp.                                                  8,831
                                                                        --------

               CAPITAL GOODS - 6.4%
           206 Tyco International Ltd.                                     8,008
                                                                        --------

               BANKS - 5.8%
           347 Firstar Corp.                                               7,331
                                                                        --------

               TOTAL COMMON STOCKS                                       117,879
               (Cost $102,397)                                          --------


               TOTAL INVESTMENTS - 94.0%                                 117,879
               (Cost $102,397)
               NET OTHER ASSETS AND LIABILITIES - 6.0%                     7,492
                                                                        --------
               NET ASSETS- 100.0%                                       $125,371
                                                                        ========

--------------------------------------------------------------------------------
             * Non-income producing securities






                      See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


 SHARES                                                   VALUE
 ------                                                   -----
 COMMON STOCKS - 99.3%

     ENERGY EQUIPMENT & SERVICES - 59.0%
148  Baker Hughes, Inc.                                 $ 3,117
135  BJ Services Company*                                 5,645
113  Cooper Cameron Corp.*                                5,530
128  Diamond Offshore Drilling, Inc.                      3,912
528  Global Industries Ltd.*                              4,554
260  Global Marine, Inc.*                                 4,323
105  Halliburton Company                                  4,226
171  Nabors Industries, Inc.*                             5,290
196  Noble Drilling Corp.*                                6,419
224  Petroleum Geo-Services, ADR*                         3,990
199  Santa Fe International Corp.                         5,149
 69  Schlumberger Ltd.                                    3,881
168  Tidewater, Inc.                                      6,048
153  Transocean Sedco Forex, Inc.                         5,166
                                                       ---------
                                                         67,250
                                                       ---------
     OIL & GAS - 32.7%
116  Barrett Resources Corp.*                             3,415
 77  Bp Amoco Plc, Sponsored ADR                          4,567
 48  Chevron Corp.                                        4,158
 68  ENI Spa, Sponsored ADR*                              3,749
 56  Exxon Mobil Corp.                                    4,512
 72  Royal Dutch Petroleum                                4,352
 68  Texaco, Inc.                                         3,693
 68  Total Fina Sa, Sponsored ADR                         4,709
 69  Vastar Resources, Inc.                               4,071
                                                       ---------
                                                         37,226
                                                       ---------
     MULTI-UTILITIES - 4.0%
104  Enron Corp.                                          4,615
                                                       ---------

     GAS UTILITIES - 3.6%
106  El Paso Energy Corp.                                 4,114
                                                       ---------

     TOTAL COMMON STOCKS                                113,205
     (Cost $100,801)                                  ---------


     TOTAL INVESTMENTS - 99.3%                          113,205
     (Cost $100,801)
     NET OTHER ASSETS AND LIABILITIES - 0.7%                781
                                                       ---------
     NET ASSETS- 100.0%                                $113,986
                                                       =========

--------------------------------------------------------------------------------
  * Non-income producing securities.

ADR  American Depositary Receipt






                       See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999

    SHARES                                                               VALUE
    ------                                                               -----
 COMMON STOCKS - 83.2%

               DIVERSIFIED FINANCIALS - 50.2%
            24 American Express Company                                 $  3,990
           118 Axa Financial, Inc.                                         3,997
            84 Capital One Financial Corp.                                 4,048
            98 Charles Schwab & Company, Inc.*                             3,761
            75 Citigroup, Inc.                                             4,167
           102 Countrywide Credit Industries, Inc.                         2,575
            63 Federal Home Loan Mortgage Corp.                            2,965
            52 Federal National Mortgage Association                       3,247
           107 Franklin Resources, Inc.                                    3,431
            82 Household International, Inc.                               3,054
            56 Lehman Brothers Holdings, Inc.                              4,742
           144 MBNA Corp.                                                  3,924
            49 Merrill Lynch & Company, Inc.                               4,091
            37 Morgan Stanley Dean Witter & Company                        5,282
           120 Price (T. Rowe) Associates Inc.                             4,432
            41 Providian Financial Corp.                                   3,734
            51 State Street Corp.                                          3,726
                                                                        --------
                                                                          65,166
                                                                        --------
               INSURANCE - 16.8%
            78 AFLAC, Inc.                                                 3,681
           131 Allstate Corp.                                              3,144
            38 American International Group, Inc.                          4,109
            66 Chubb Corp.                                                 3,717
            69 MGIC Investment Corp.                                       4,153
            40 Progressive Corp.                                           2,925
                                                                        --------
                                                                          21,729
                                                                        --------
               BANKS - 16.2%
            59 Bank Of America Corp.                                       2,961
           142 Charter One Financial, Inc.                                 2,716
            44 Chase Manhattan Corp.                                       3,418
            90 Fleet Boston Financial Corp.                                3,133
           109 U.S. Bancorp                                                2,596
           112 Washington Mutual Savings Bank                              2,912
            82 Wells Fargo & Company                                       3,316
                                                                        --------
                                                                          21,052
                                                                        --------
               TOTAL COMMON STOCKS                                       107,947
               (Cost $102,998)                                          --------


               TOTAL INVESTMENTS - 83.2%                                 107,947
               (Cost $102,998)
               NET OTHER ASSETS AND LIABILITIES - 16.8%                   21,749
                                                                        --------
               NET ASSETS- 100.0%                                       $129,696
                                                                        ========

--------------------------------------------------------------------------------
             * Non-income producing securities.







                       See Notes to Financial Statements.

FIRST TRUST INTERNET PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


    SHARES                                                               VALUE
    ------                                                               -----
 COMMON STOCKS - 90.4%

    TECHNOLOGY HARDWARE & EQUIPMENT - 43.2%
 30 Broadcom Corp.*                                                     $  8,171
 48 Cisco Systems, Inc.*                                                   5,142
 79 Dell Computer Corp.*                                                   4,029
 46 EMC Corp.*                                                             5,026
 92 Exodus Communications, Inc.*                                           8,171
 75 Gateway, Inc.*                                                         5,405
 36 Hewlett-Packard Company                                                4,102
 44 Intel Corp.                                                            3,622
 27 International Business Machines Corp.                                  2,916
 51 Lucent Technologies, Inc.                                              3,815
 65 Nortel Networks Corp.                                                  6,565
 36 PMC Sierra, Inc.*                                                      5,771
111 Qwest Communications International, Inc.*                              4,773
 70 Sun Microsystems, Inc.*                                                5,421
 58 Tellabs, Inc.*                                                         3,723
 78 Vitesse Semiconductor Corp.*                                           4,090
                                                                        --------
                                                                          80,742
                                                                        --------
    SOFTWARE & SERVICES - 34.4%
 64 America Online, Inc.*                                                  4,828
 75 Broadvision, Inc.*                                                    12,755
 39 Check Point Software Technology Ltd.*                                  7,751
 32 CMGI, Inc.*                                                            8,860
 77 Earthlink Network, Inc.*                                               3,272
113 Intuit, Inc.*                                                          6,773
 36 Microsoft Corp.*                                                       4,203
 72 Oracle Corp.*                                                          8,069
 18 Yahoo!, Inc.*                                                          7,788
                                                                        --------
                                                                          64,299
                                                                        --------
    DIVERSIFIED FINANCIALS - 4.7%
 98 Charles Schwab & Company, Inc.*                                        3,761
111 Knight/Trimark Group, Inc.*                                            5,106
                                                                        --------
                                                                           8,867
                                                                        --------
    COMMERCIAL SERVICES - 4.1%
 54 TMP Worldwide, Inc.*                                                   7,668
                                                                        --------

    TELECOMMUNICATIONS SERVICES - 4.0%
 76 AT&T Corp.                                                             3,857
 69 MCI Worldcom, Inc.*                                                    3,661
                                                                        --------
                                                                           7,518
                                                                        --------
    TOTAL COMMON STOCKS                                                  169,094
    (Cost $102,714)                                                     --------


    TOTAL INVESTMENTS - 90.4%                                            169,094
    (Cost $102,714)
    NET OTHER ASSETS AND LIABILITIES - 9.6%                               17,942
                                                                        --------
    NET ASSETS- 100.0%                                                  $187,036
                                                                        ========

--------------------------------------------------------------------------------
             * Non-income producing securities.







                       See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


    SHARES                                                               VALUE
    ------                                                               -----
 COMMON STOCKS - 79.3%

    PHARMACEUTICALS - 66.2%
135 Abbott Laboratories                                                 $  4,902
119 American Home Products Corp.                                           4,692
 73 Bristol-Myers Squibb Company                                           4,686
147 Elan Corp. Plc, Sponsored ADR*                                         4,337
 95 Glaxo Wellcome Plc, Sponsored ADR                                      5,308
 54 Johnson & Johnson                                                      5,029
150 Jones Pharmaceuticals, Inc.                                            6,516
 77 Lilly (Eli) & Company                                                  5,121
 76 Merck & Company, Inc.                                                  5,096
269 Mylan Laboratories, Inc.                                               6,775
 67 Novatis Ag, ADR*                                                       4,919
138 Pfizer, Inc.                                                           4,476
 43 Roche Holdings Ltd., ADR                                               5,104
113 Schering-Plough Corp.                                                  4,767
 86 Smithkline Beecham Plc, ADR                                            5,542
 75 Warner-Lambert Company                                                 6,145
161 Watson Pharmaceuticals, Inc.*                                          5,766
                                                                        --------
                                                                          89,181
                                                                        --------
    BIOTECHNOLOGY - 13.1%
122 Amgen, Inc.*                                                           7,328
 63 Biogen, Inc.*                                                          5,324
110 Genzyme Corp.*                                                         4,950
                                                                        --------
                                                                          17,602
                                                                        --------
    TOTAL COMMON STOCKS                                                  106,783
    (Cost $101,934)                                                     --------

    TOTAL INVESTMENTS - 79.3%                                            106,783
    (Cost $101,934)
    NET OTHER ASSETS AND LIABILITIES - 20.7%                              27,932
                                                                        --------
    NET ASSETS- 100.0%                                                  $134,715
                                                                        ========

--------------------------------------------------------------------------------
  * Non-income producing securities.
ADR American Depositary Receipt







                       See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1999


    SHARES                                                               VALUE
    ------                                                               -----
COMMON STOCKS - 85.6%

              TECHNOLOGY HARDWARE & EQUIPMENT - 55.5%
           90 Altera Corp.*                                             $  4,461
           50 Applied Materials, Inc.*                                     6,334
           57 Cisco Systems, Inc.*                                         6,106
           93 Dell Computer Corp.*                                         4,743
           55 EMC Corp.*                                                   6,009
           89 Gateway, Inc.*                                               6,414
           43 Hewlett-Packard Company                                      4,899
           52 Intel Corp.                                                  4,280
           32 International Business Machines Corp.                        3,456
           60 Lucent Technologies, Inc.                                    4,489
          124 Maxim Integrated Products, Inc.*                             5,851
           76 Nortel Networks Corp.                                        7,676
           54 Solectron Corp.*                                             5,137
           84 Sun Microsystems, Inc.*                                      6,505
           68 Tellabs, Inc.*                                               4,365
           47 Texas Instruments, Inc.                                      4,553
           92 Vitesse Semiconductor Corp.*                                 4,824
                                                                        --------
                                                                          90,102
                                                                        --------
              SOFTWARE & SERVICES - 24.3%
           46 Check Point Software Technology Ltd.*                        9,143
          150 Compuware Corp.*                                             5,587
           43 Microsoft Corp.*                                             5,020
           86 Oracle Corp.*                                                9,637
          103 SAP Aktiengesellschaft, ADR*                                 5,362
           69 Synopsys, Inc.*                                              4,606
                                                                        --------
                                                                          39,355
                                                                        --------
              TELECOMMUNICATIONS SERVICES - 3.1%
          158 ECI Telecom Ltd.                                             4,997
                                                                        --------

              CAPITAL GOODS - 2.7%
           54 BMC Software, Inc.*                                          4,317
                                                                        --------

              TOTAL COMMON STOCKS                                        138,771
              (Cost $102,638)                                           --------


              TOTAL INVESTMENTS - 85.6%                                  138,771
              (Cost $102,638)
              NET OTHER ASSETS AND LIABILITIES - 14.4%                    23,420
                                                                        --------
              NET ASSETS- 100.0%                                        $162,191
                                                                        ========

-------------------------------------------------------------------------------
  * Non-income producing securities.
ADR American Depositary Receipt







                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC
DECEMBER 31, 1999

                                                                        The Dow(SM)      The Dow(SM)     Global           S&P
                                                                         Target 5         DART 10       Target 15       Target 10
                                                                         Portfolio       Portfolio      Portfolio       Portfolio
                                                                         ---------       ---------      ---------       ---------
ASSETS:
Investments, at value
    (See portfolios of investments) (a): ............................    $  81,923       $  93,690       $ 243,385       $ 184,107
                                                                         ---------       ---------       ---------       ---------
Cash ................................................................       27,852          37,406          23,314         113,371
Dividends Receivable ................................................          417             398           1,340              42
Receivable from Advisor .............................................          888             764             710             715
                                                                         ---------       ---------       ---------       ---------
        Total Assets ................................................      111,080         132,258         268,749         298,235
                                                                         ---------       ---------       ---------       ---------

LIABILITIES:
Payable for Membership Interests redeemed ...........................           --              --              --              --
Investment advisory fee payable .....................................          123             146             344             240
Payable to Administrator ............................................        2,956           3,011             655           2,114
Trustees fee payable ................................................       14,055          14,266           1,902           9,511
Accrued legal and audit fees ........................................        8,988           9,123           9,123           9,123
Distribution fee payable ............................................           51              61             143             100
Printing fees payable ...............................................        1,427           1,448           1,448           1,448
Custodian fee payable ...............................................        2,395           2,395           2,395           2,395
Accrued expenses and other payables .................................          886             945             247             791
                                                                         ---------       ---------       ---------       ---------
       Total Liabilities ............................................       30,881          31,395          16,257          25,722
                                                                         ---------       ---------       ---------       ---------

NET ASSETS ..........................................................    $  80,199       $ 100,863       $ 252,492       $ 272,513
                                                                         =========       =========       =========       =========

(a) Investments, at cost ............................................    $ 101,986       $ 101,958       $ 251,779       $ 151,267
                                                                         =========       =========       =========       =========

NET ASSETS consist of:
Undistributed net investment income/(accumulated net
  investment loss)...................................................    $     467       $     246       $   1,590       $    (423)
Net unrealized appreciation/(depreciation) of securities ............      (20,063)         (8,268)         (8,394)         32,840
Paid-in capital .....................................................       99,795         108,885         259,296         240,096
                                                                         ---------       ---------       ---------       ---------
     Total Net Assets ...............................................    $  80,199       $ 100,863       $ 252,492       $ 272,513
                                                                         =========       =========       =========       =========

NET ASSET VALUE, offering price and redemption price
  of Membership Interest outstanding ................................    $    8.04       $    9.22       $    9.71       $   11.83
                                                                         =========       =========       =========       =========

Number of Membership Interests outstanding ..........................        9,975          10,939          25,999          23,037
                                                                         =========       =========       =========       =========






                       See Notes to Financial Statements.

                First Trust                       First Trust
 NASDAQ         10 Uncommon      First Trust       Financial        First Trust     First Trust      First Trust
Target 15        Values           Energy           Services          Internet      Pharmaceutical     Technology
Portfolio        Portfolio        Portfolio        Portfolio         Portfolio       Portfolio        Portfolio
---------        ---------        ---------        ---------         ---------       ---------        ---------
 $ 338,423        $ 117,879        $ 113,205        $ 107,947        $ 169,094        $ 106,783        $ 138,771
 ---------        ---------        ---------        ---------        ---------        ---------        ---------
    97,613           32,149           14,998           38,243           46,391           52,765           42,528
         2               97               40              134               25               56               10
       660              679              512              549              735              672              581
 ---------        ---------        ---------        ---------        ---------        ---------        ---------
   436,698          150,804          128,755          146,873          216,245          160,276          181,890
 ---------        ---------        ---------        ---------        ---------        ---------        ---------


     2,149               --               --               --               --               --              102
       248              159              150              157              185              157              170
     1,929            2,071              361              743            2,654            2,070            1,129
     8,560            9,511              951            2,853           12,364            9,511            4,755
     9,123            9,123            9,124            9,123            9,123            9,123            9,123
       103               66               63               65               77               65               71
     1,448            1,448            1,448            1,448            1,448            1,448            1,448
     2,395            2,395            2,395            2,395            2,395            2,395            2,395
       647              660              277              393              963              792              506
 ---------        ---------        ---------        ---------        ---------        ---------        ---------
    26,602           25,433           14,769           17,177           29,209           25,561           19,699
 ---------        ---------        ---------        ---------        ---------        ---------        ---------

 $ 410,096        $ 125,371        $ 113,986        $ 129,696        $ 187,036        $ 134,715        $ 162,191
 =========        =========        =========        =========        =========        =========        =========

 $ 257,256        $ 102,397        $ 100,801        $ 102,998        $ 102,714        $ 101,934        $ 102,638
 =========        =========        =========        =========        =========        =========        =========


 $    (603)       $    (174)       $    (125)       $     (49)       $    (427)       $    (207)       $    (394)
    81,167           15,482           12,404            4,949           66,380            4,849           36,133
   329,532          110,063          101,707          124,796          121,083          130,073          126,452
 ---------        ---------        ---------        ---------        ---------        ---------        ---------
 $ 410,096        $ 125,371        $ 113,986        $ 129,696        $ 187,036        $ 134,715        $ 162,191
 =========        =========        =========        =========        =========        =========        =========


 $   14.60        $   11.40        $   11.23        $   10.49        $   16.33        $   10.37        $   13.41
 =========        =========        =========        =========        =========        =========        =========

    28,097           11,000           10,153           12,360           11,452           12,987           12,094
 =========        =========        =========        =========        =========        =========        =========




                       See Notes to Financial Statements.

Statements of Operations
First Defined Portfolio Fund, LLC
For the Period Ended December 31, 1999*


                                                           The Dow(SM)      The Dow(SM)      Global          S&P
                                                             Target 5         DART 10       Target 15      Target 10
                                                            Portfolio       Portfolio       Portfolio      Portfolio
                                                            ---------       ---------       ---------      ---------
INVESTMENT INCOME:
Dividends ...........................................       $    768        $    605        $  2,541        $    173
Foreign withholding tax on dividend income ..........             --              --            (109)             --
                                                            --------        --------        --------        --------
          Total investment income ...................            768             605           2,432             173
                                                            --------        --------        --------        --------
EXPENSES:
Investment advisory fee .............................            123             146             344             240
Administration fee ..................................          3,457           3,457           3,457           3,457
Fund Accounting fee .................................          5,959           5,959           5,959           5,959
Transfer Agency fee .................................          5,369           5,424           3,068           4,527
Trustees' fees and expenses .........................         14,055          14,266           1,902           9,511
Legal and audit fees ................................          8,988           9,123           9,123           9,123
Custodian fees ......................................          3,814           3,814           3,814           3,814
Distribution fee ....................................             51              61             143             100
Printing fees .......................................          1,427           1,448           1,448           1,448
Other ...............................................            886             945             246             791
Fees waived and/or expenses reimbursed  by investment
          advisor ...................................        (43,828)        (44,284)        (28,662)        (38,374)
                                                            --------        --------        --------        --------
          Net expenses ..............................            301             359             842             596
                                                            --------        --------        --------        --------

NET INVESTMENT INCOME/(LOSS) ........................            467             246           1,590            (423)
                                                            --------        --------        --------        --------

UNREALIZED APPRECIATION/(DEPRECIATION)
  OF INVESTMENTS FROM:
   Securities .......................................        (20.063)         (8,268)         (8,394)         32,840
                                                            --------        --------        --------        --------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................       $(19,596)       $ (8,022)       $ (6,804)       $ 32,417
                                                            ========        ========        ========        ========


*  The Funds commenced operations on October 6, 1999.





                       See Notes to Financial Statements.

               First Trust                    First Trust
 NASDAQ        10 Uncommon     First Trust      Financial      First Trust      First Trust    First Trust
Target 15         Values         Energy         Services        Internet      Pharmaceutical    Technology
Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
---------       ---------       ---------       ---------       ---------       ---------       ---------

 $     12        $    219        $    244        $    338        $     32        $    179        $     25
       --              --              --              --              --              --              --
 --------        --------        --------        --------        --------        --------        --------
       12             219             244             338              32             179              25
 --------        --------        --------        --------        --------        --------        --------

      248             159             150             157             185             157             170
    3,457           3,457           3,457           3,457           3,457           3,457           3,457
    5,959           5,959           5,959           5,959           5,959           5,959           5,959
    4,342           4,484           2,774           3,156           5,066           4,482           3,542
    8,560           9,511             951           2,853          12,364           9,511           4,755
    9,123           9,124           9,124           9,123           9,123           9,123           9,123
    3,814           3,814           3,814           3,814           3,814           3,814           3,814
      103              66              63              65              77              65              71
    1,448           1,448           1,448           1,448           1,448           1,448           1,448
      647             659             277             392             963             791             506

  (37,086)        (38,288)        (27,648)        (30,037)        (41,997)        (38,421)        (32,426)
 --------        --------        --------        --------        --------        --------        --------
      615             393             369             387             459             386             419
 --------        --------        --------        --------        --------        --------        --------

     (603)           (174)           (125)            (49)           (427)           (207)           (394)
 --------        --------        --------        --------        --------        --------        --------



   81,167          15,842          12,404           4,949          66,380           4,849          36,133
 --------        --------        --------        --------        --------        --------        --------

 $ 80,564        $ 15,668        $ 12,279        $  4,900        $ 65,953        $  4,642        $ 35,739
 ========        ========        ========        ========        ========        ========        ========








                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE PERIOD ENDED DECEMBER 31, 1999*



                                                                       THE DOW(SM)      THE DOW(SM)        GLOBAL             S&P
                                                                        Target 5          DART 10         TARGET 15        TARGET 10
                                                                       Portfolio         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                       ---------         ---------        ---------        ---------
Net investment income/(loss) ...................................       $     467        $     246        $   1,590          $  (423)
Net unrealized appreciation/(depreciation) of securities
 during the period .............................................         (20,063)          (8,268)          (8,394)          32,840
                                                                       ---------        ---------        ---------        ---------

Net increase/(decrease) in net assets resulting from operations          (19,596)          (8,022)          (6,804)          32,417
Net increase in net assets from Membership Interest transactions          99,795          108,885          259,296          240,096
                                                                       ---------        ---------        ---------        ---------
Net increase in net assets .....................................          80,199          100,863          252,492          272,513
NET ASSETS:
Beginning of period ............................................              --               --               --               --
                                                                       ---------        ---------        ---------        ---------
End of period ..................................................       $  80,199        $ 100,863        $ 252,492        $ 272,513
                                                                       =========        =========        =========        =========

Undistributed net investment income/(accumulated net
investment loss) at end of period ..............................       $     467        $     246        $   1,590        $    (423)
                                                                       =========        =========        =========        =========

*  The Funds commenced operations on October 6, 1999.








                       See Notes to Financial Statements.

                FIRST TRUST                       FIRST TRUST
  NASDAQ        10 UNCOMMON       FIRST TRUST       FINANCIAL       FIRST TRUST     FIRST TRUST      FIRST TRUST
TARGET 15         VALUES           ENERGY          SERVICES         INTERNET      PHARMACEUTICAL     TECHNOLOGY
PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
---------        ---------        ---------        ---------        ---------       ---------         ---------
 $   (603)       $    (174)       $    (125)       $     (49)        $   (427)     $      (207)       $    (394)

   81,167           15,842           12,404            4,949           66,380            4,849           36,133
---------        ---------        ---------        ---------        ---------        ---------        ---------

   80,564           15,668           12,279            4,900           65,953            4,642           35,739
  329,532          110,063          101,707          124,796          121,083          130,073          126,452
---------        ---------        ---------        ---------        ---------        ---------        ---------
  410,096          125,731          113,986          129,696          187,036          134,715          162,191

       --               --               --               --               --               --               --
---------        ---------        ---------        ---------        ---------        ---------        ---------
$  410,096        $ 125,731        $ 113,986        $ 129,696        $ 187,036       $ 134,715        $ 162,191
=========        =========        =========        =========        =========        =========        =========


$    (603)       $    (174)       $    (125)       $     (49)       $    (427)       $    (207)       $    (394)
=========        =========        =========        =========        =========        =========        =========












                                                                         Page 19
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE PERIOD ENDED DECEMBER 31, 1999*

                                       THE DOW(SM)               THE DOW(SM)                      GLOBAL
                                         TARGET 5                   DART 10                      TARGET 15
                                        PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                       ----------                 ----------                  -----------
AMOUNT
        Sold                           $ 102,000                   $ 111,090                   $ 264,830
        Redeemed                          (2,205)                     (2,205)                     (5,534)
                                        ---------                   ---------                   ---------
        Net increase                    $  99,795                   $ 108,885                   $ 259,296
                                        =========                   =========                   =========
MEMBERSHIP INTEREST
        Sold                             10,200                        11,161                      26,556
        Redeemed                            (225)                       (222)                       (557)
                                        ---------                   ---------                   ---------
        Net increase                        9,975                     10,939                      25,999
                                        =========                   =========                   =========




                                              FIRST TRUST              FIRST TRUST FINANCIAL      FIRST TRUST
                                           ENERGY PORTFOLIO             SERVICES PORTFOLIO      INTERNET PORTFOLIO
                                           ----------------            ------------------      ------------------
AMOUNT
        Sold                                  $ 103,919                   $ 127,000              $ 123,405
        Redeemed                                 (2,212)                     (2,204)                (2,322)
                                               ---------                   ---------              ---------
        Net increase                          $ 101,707                   $ 124,796              $ 121,083
                                               =========                   =========              =========



MEMBERSHIP INTEREST
        Sold                                      10,374                      12,579                 11,676
        Redeemed                                   (221)                       (219)                  (224)
                                                ---------                   ---------              ---------
        Net increase                              10,153                      12,360                 11,452
                                               =========                   =========              =========

*The Funds commenced operations on October 6, 1999.



                                             See Notes to Financial Statements.





                                                            FIRST TRUST 10
     S&P TARGET 10            NASDAQ TARGET 15             UNCOMMON VALUES
       PORTFOLIO                PORTFOLIO                     PORTFOLIO
     ------------             ----------------            ----------------

   $     242,515                 $ 334,969                    $ 112,269
         (2,419)                    (5,437)                      (2,206)
    ------------                  ---------                    ---------
   $    240,096                  $ 329,532                    $ 110,063
    ============                  =========                    =========

         23,275                     28,537                       11,219
           (238)                      (440)                        (219)
    ------------                  ---------                    ---------
         23,037                     28,097                       11,000
    ============                  =========                    =========



               FIRST TRUST                       FIRST TRUST
              PHARMACEUTICAL                     TECHNOLOGY
                PORTFOLIO                          PORTFOLIO
                ---------                          ---------


                $ 132,285                        $ 128,768
                   (2,212)                          (2,316)
                ---------                        ---------
                $ 130,073                        $ 126,452
                =========                        =========



                  13,207                           12,320
                    (220)                            (226)
                ---------                        ---------
                  12,987                           12,094
                =========                        =========

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOW(SM) TARGET 5 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT THE PERIOD.


                                                                               PERIOD
                                                                               ENDED
                                                                              12/31/99*
                                                                            --------------

 Net asset value, beginning of period                                         $  10.00
                                                                              -----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                            0.05
 Net unrealized loss on investments                                              (2.01)
                                                                              -----------
 Total from investment operations                                                (1.96)
                                                                              -----------
 Net asset value, end of period                                               $   8.04
                                                                              ===========
 TOTAL RETURN+                                                                  (19.60)%
                                                                              ===========

 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                                        $    80
 Ratio of operating expenses to average net assets                                1.47%**
 Ratio of net investment income to average net assets                             2.28%**
 Portfolio turnover rate                                                          --
 Ratio of operating expenses to average net assets without fee
  waivers and expenses reimbursed                                               215.88%**


*     The Fund commenced operations on October 6, 1999.
**    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.




                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOW(SM) DART 10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT THE PERIOD.


                                                                              PERIOD
                                                                              ENDED
                                                                             12/31/99*
                                                                            ----------

Net asset value, beginning of period                                           $10.00
                                                                            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.02
Net unrealized loss on investments                                              (0.80)
                                                                            ---------
Total from investment operations                                                (0.78)
                                                                            ---------
Net asset value, end of period                                                 $ 9.22
                                                                            =========
TOTAL RETURN+                                                                   (7.80)%
                                                                            =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                          $   101
Ratio of operating expenses to average net assets                                1.47%**
Ratio of net investment income to average net assets                             1.01%**
Portfolio turnover rate                                                            --
Ratio of operating expenses to average net assets without
 fee waivers and expenses reimbursed                                           182.94%**

*     The Fund commenced operations on October 6, 1999.
**    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

Financial Highlights

Global Target 15 Portfolio
For a Membership Interest outstanding throughout the period.


                                                                                 Period
                                                                                  Ended
                                                                                12/31/99*
                                                                               ----------

Net asset value, beginning of period                                              $ 10.00
                                                                               ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                0.06
Net unrealized loss on investments                                                  (0.35)
                                                                               ----------
Total from investment operations                                                    (0.29)
                                                                               ----------
Net asset value, end of period                                                     $ 9.71
                                                                               ==========

TOTAL RETURN+                                                                       (2.90)%
                                                                               ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                              $   252
Ratio of operating expenses to average net assets                                     1.47%**
Ratio of net investment income to average net assets                                  2.77%**
Portfolio turnover rate                                                               --
Ratio of operating expenses to average net assets without
  fee waivers and expenses reimbursed                                                51.39%**


*     The Fund commenced operations on October 6, 1999.
**    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET 10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT THE PERIOD.


                                                                               PERIOD
                                                                               ENDED
                                                                              12/31/99*
                                                                             ----------

Net asset value, beginning of period ....................................       $ 10.00
                                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .....................................................         (0.02)
Net unrealized gain on investments ......................................          1.85
                                                                                -------
Total from investment operations ........................................          1.83
                                                                                -------
Net asset value, end of period ..........................................       $ 11.83
                                                                                =======

TOTAL RETURN+ ...........................................................       18.30 %
                                                                                =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................       $   273
Ratio of operating expenses to average net assets........................          1.47%**
Ratio of net investment loss to average net assets ......................         (1.04)%**
Portfolio turnover rate .................................................          --
Ratio of operating expenses to average net assets without fee waivers and
    expenses reimbursed .................................................         96.12%**

------------
*     The Fund commenced operations on October 6, 1999.
**    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.



                                                                         page 25
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NASDAQ TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                     PERIOD
                                                                                      ENDED
                                                                                     12/31/99*
                                                                                     ---------

Net asset value, beginning of period ....................................            $ 10.00
                                                                                     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .....................................................              (0.05)++
Net unrealized gain on investments ......................................               4.65
                                                                                     ---------
Total from investment operations ........................................               4.60
                                                                                     ---------
Net asset value, end of period ..........................................            $ 14.60
                                                                                     =========
TOTAL RETURN+ ...........................................................              46.00 %
                                                                                     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................            $   410
Ratio of operating expenses to average net assets .......................               1.47%**
Ratio of net investment loss to average net assets ......................              (1.44)%**
Portfolio turnover rate .................................................                 --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................              90.16 %**

-----------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
++   Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT THE PERIOD.


                                                                              PERIOD
                                                                              ENDED
                                                                            12/31/99*
                                                                           --------------

Net asset value, beginning of period ....................................       $10.00
                                                                                -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .....................................................         (0.02)
Net unrealized gain on investments ......................................          1.42
                                                                                -------
Total from investment operations ........................................          1.40
                                                                                -------
Net asset value, end of period ..........................................       $ 11.40
                                                                                =======

TOTAL RETURN+ ...........................................................       14.00 %
                                                                               =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................       $   125
Ratio of operating expenses to average net assets........................          1.47.%**
Ratio of net investment loss to average net assets ......................         (0.65)%**
Portfolio turnover rate .................................................          --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................       144.82.%**

-----------
*    The Fund commenced operations on October 6, 1999.
**   Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                       See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT THE PERIOD.


                                                                                  PERIOD
                                                                                  ENDED
                                                                                 12/31/99*
                                                                               --------------

Net asset value, beginning of period ....................................         $10.00
                                                                                  ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss......................................................          (0.01)
Net unrealized gain on investments ......................................           1.24
                                                                                  ------
Total from investment operations ........................................           1.23
                                                                                  ------
Net asset value, end of period ..........................................         $11.23
                                                                                  ======

TOTAL RETURN+ ...........................................................          12.30%
                                                                                  ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................         $  114
Ratio of operating expenses to average net assets .......................           1.47%**
Ratio of net investment loss to average net assets ......................          (0.50)%**
Portfolio turnover rate .................................................            --
Ratio of operating expenses to average net assets without fee waivers and
 expenses reimbursed ....................................................         111.63%**

------------
*     The Fund commenced operations on October 6, 1999.
**    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                       See Notes to Financial Statements

Financial Highlights

First Trust Financial Services Portfolio For a Membership Interest outstanding throughout the period.


                                                                                Period
                                                                                Ended
                                                                               12/31/99*
                                                                            --------------

Net asset value, beginning of period ....................................      $10.00
                                                                               ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .....................................................       (0.00)#
Net unrealized gain on investments ......................................        0.49
                                                                               ------
Total from investment operations ........................................        0.49
                                                                               ------
Net asset value, end of period ..........................................      $10.49
                                                                               ------
TOTAL RETURN+ ...........................................................        4.90%
                                                                               ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................................      $  130

Ratio of operating expenses to average net assets .......................        1.47%**
Ratio of net investment loss to average net  assets .....................       (0.19)%**
Portfolio turnover rate .................................................          --
Ratio of operating expenses to average net assets without fee waivers and
 expenses reimbursed ....................................................       115.6%**

------------
*     The Fund commenced operations on October 6, 1999.

**    Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

#     Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

Financial Highlights

First Trust Internet Portfolio
For a Membership Interest outstanding throughout the period.


                                                                              Period
                                                                               Ended
                                                                              12/31/99*
                                                                           --------------

Net asset value, beginning of period ....................................      $ 10.00
                                                                               -------
Income from investment operations:
Net investment loss .....................................................        (0.04)
Net unrealized gain on investments ......................................         6.37
                                                                               -------
Total from investment operations ........................................         6.33
                                                                               -------
Net asset value, end of period ..........................................      $ 16.33
                                                                               =======

Total return+ ...........................................................        63.30%
                                                                               =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's).....................................      $   187
Ratio of operating expenses to average net assets .......................         1.47%**
Ratio of net investment loss to average net assets.......................        (1.37)%**
Portfolio turnover rate .................................................           --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................       136.02%**

-------------------

*     The Fund commenced operations on October 6, 1999.

**    Annualized.

+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                       See Notes to Financial Statements

Financial Highlights

First Trust Pharmaceutical Portfolio
For a Membership Interest outstanding throughout the period.


                                                                               Period
                                                                                Ended
                                                                              12/31/99*
                                                                           --------------

Net asset value, beginning of period ....................................     $ 10.00
                                                                              -------
Income from investment operations:
Net investment loss .....................................................       (0.02)
Net unrealized gain on investments ......................................        0.39
                                                                              -------
Total from investment operations ........................................        0.37
                                                                              -------
Net asset value, end of period ..........................................     $ 10.37
                                                                              =======

Total return+ ...........................................................        3.70%
                                                                              =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ....................................     $   135
Ratio of operating expenses to average net assets .......................        1.47%**
Ratio of net investment loss to average net assets ......................       (0.79)%**
Portfolio turnover rate .................................................          --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................      147.68%**

--------------------

*     The Fund commenced operations on October 6, 1999.
**    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.



                                                                         Page 31
                       See Notes to Financial Statements.

Financial Highlights

First Trust Technology Portfolio
For a Membership Interest outstanding throughout the period.


                                                                                Period
                                                                                Ended
                                                                               12/31/99*
                                                                            --------------

Net asset value, beginning of period ....................................     $ 10.00
                                                                              -------
Income from investment operations:
Net investment loss .....................................................       (0.03)
Net unrealized gain on investments ......................................        3.44
                                                                              -------
Total from investment operations ........................................        3.41
                                                                              -------
Net asset value, end of period ..........................................     $ 13.41
                                                                              =======

Total return+.............................................................      34.10%
                                                                              =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ....................................     $   162
Ratio of operating expenses to average net assets (a) ...................        1.47%**
Ratio of net investment loss to average net assets ......................       (1.38)%**
Portfolio turnover rate .................................................          --
Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ...................................................      115.26%**


--------------------

*     The Fund commenced operations on October 6, 1999.
**    Annualized.
+ Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

Page 32
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 1999



1.    SIGNIFICANT ACCOUNTING POLICIES

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a "Delaware limited liability company" on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: The Dow(SM) Target 5 Portfolio, The Dow(SM) DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 10 Portfolio, NASDAQ Target 15 Portfolio and First Trust 10 Uncommon Values Portfolio, (the "Strategy Funds"); and, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Internet Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund", collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest", collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Registrant's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 1999

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. All dividends paid by a Fund will be reinvested into additional Interests.

FEDERAL INCOME TAXES:

The Registrant is a limited liability company with all of its interests owned by a single entity (Account B). Accordingly, the Registrant is part of the operations of American Skandia and is not taxed separately. The Registrant does not intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under current tax law, interest, dividend income and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the relative net assets of each Fund.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 1999


2.    INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, Nike' Securities Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Funds average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2000, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. The fees waived and reimbursed, for the period ended December 31, 1999, by the advisor, are as follows:


                                               Fees Waived     Expenses Reimbursed
                                               -----------     -------------------
The Dow(SM) Target 5 Portfolio .........          $123              $43,705
The Dow(SM) DART 10 Portfolio ..........           146               44,138
Global Target 15 Portfolio .............           344               28,318
S&P Target 10 Portfolio ................           240               38,134
NASDAQ Target 15 Portfolio .............           248               36,838
First Trust 10 Uncommon Values Portfolio           159               38,129
First Trust Energy Portfolio ...........           150               27,498
First Trust Financial Services Portfolio           157               29,880
First Trust Internet Portfolio .........           185               41,812
First Trust Pharmaceutical Portfolio ...           157               38,264
First Trust Technology Portfolio .......           170               32,256

PFPC Inc., (formerly known as First Data Investor Services Group, Inc.) an indirect wholly-owned subsidiary of PNC Bank Corporation, serves as the Fund's administrator. PFPC Inc. (PFPC), as Administrator, is paid the minimum of $50,000 per Fund annually or at an annual rate of 0.10% for the first billion aggregate average daily net assets of the Registrant, 0.08% for the next billion aggregate average daily net assets Registrant and 0.06% for aggregate average daily net assets of the Registrant exceeding two billion. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements.

The Chase Manhattan Bank ("Chase") serves as the custodian to the Funds.

No officer or employee of First Trust or Nike' Securities L.P. (Nike' Securities) received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of First Trust or Nike' Securities or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 1999



3. 12b-1 SERVICING PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

Nike' Securities serves as the selling agent and distributor of Interests of the Funds. In this capacity, Nike' Securities manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses Nike' Securities for its costs in connection with these activities. Nike' Securities also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25 of 1% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate Nike' Securities for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interests holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Trustees.

4.    PURCHASES AND SALES OF SECURITIES

Purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the period ended December 31, 1999 were as follows:


                                                                                           Purchases                    Sales
                                                                                           ---------                    -----
The Dow(SM) Target 5 Portfolio .......................................                     $101,986                   $  --
The Dow(SM) DART 10 Portfolio ........................................                      101,958                      --
Global Target 15 Portfolio ...........................................                      251,779                      --
S&P Target 10 Portfolio ..............................................                      151,267                      --
NASDAQ Target 15 Portfolio ...........................................                      257,256                      --
First Trust 10 Uncommon Values Portfolio .............................                      102,397                      --
First Trust Energy Portfolio .........................................                      100,801                      --
First Trust Financial Services Portfolio .............................                      102,998                      --
First Trust Internet Portfolio .......................................                      102,714                      --
First Trust Pharmaceutical Portfolio .................................                      101,934                      --
First Trust Technology Portfolio .....................................                      102,638                      --

5.    MEMBERSHIP INTEREST

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 1999


6.    CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This can expose each Fund to potentially greater market fluctuations than might be experienced by a diversified fund. Each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invest.

7.    SUBSEQUENT EVENT (UNAUDITED)

A special meeting of the First Defined Portfolio Fund, LLC interest holders was held on January 14, 2000. The results are as follows:

PROPOSAL

To approve a new Investment Advisory and Management Agreement between First Trust Advisors L.P. and the Fund on behalf of its respective series as a result of the change in control of First Trust, due to the death of Mr. Robert Van Kampen, its controlling person.


                                                                 Membership Interests:
                                                    ---------------------------------------------
                                                    For                 Against           Abstain
                                                    ---                 -------           -------

The Dow(SM) Target 5 Portfolio .........             9,988            --                    --
The Dow(SM) DART 10 Portfolio ..........             9,990            --                    --
Global Target 15 Portfolio .............            24,976            --                    --
S&P Target 10 Portfolio ................             9,990            --                    --
NASDAQ Target 15 Portfolio .............             9,990            --                    --
First Trust 10 Uncommon Values Portfolio             9,991            --                    --
First Trust Energy Portfolio ...........             9,990            --                    --
First Trust Financial Services Portfolio             9,990            --                    --
First Trust Internet Portfolio .........             9,990            --                    --
First Trust Pharmaceutical Portfolio ...             9,990            --                    --
First Trust Technology Portfolio .......             9,990            --                    --

INDEPENDENT AUDITORS' REPORT


TO THE INTEREST HOLDERS AND BOARD OF TRUSTEES OF FIRST DEFINED PORTFOLIO FUND,
LLC:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Defined Portfolio Fund, LLC (comprising, respectively, The Dow(SM) Target 5 Portfolio, The Dow(SM) DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 10 Portfolio, NASDAQ Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Internet Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio) (collectively the "Fund"), as of December 31, 1999, and their related statements of operations, changes in net assets and financial highlights for the period from October 6, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising First Defined Portfolio Fund, LLC at December 31, 1999, the results of their operations, their changes in net assets and the financial highlights for the period from October 6, 1999 (commencement of operations) to December 31, 1999, in conformity with accounting principles generally accepted in the United States.







                                                  /S/ Ernst & Young LLP
                                                  ---------------------
Boston, Massachusetts
February 2, 2000

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